Recent Accounting Pronouncements	6 Months Ended
Jun. 24, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
15.	Recent Accounting Pronouncements

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the accounting pronouncement as of December 25, 2011, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In May 2011, the FASB issued changes to certain portions of the authoritative literature related to fair value measurements and disclosures in order to achieve common fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards. The update clarifies disclosures for financial instruments categorized within level 3 of the fair value hierarchy that require companies to provide quantitative information about unobservable inputs used, the sensitivity of the measurement to changes in those inputs, and the valuation processes used by the reporting entity. Implementation of this standard is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Implementation of this standard did not have a material impact on the Company’s consolidated financial statements.